NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated condensed statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues	$ 4,181.0	$ 4,125.1	$ 4,057.1
Depreciation and amortization	717.9	705.3	648.5
Financial expenses	280.5	281.8	302.0
Loss (gain) on valuation and translation of financial instruments	0.9	2.4	2.1
Loss on debt refinancing		15.6	7.3
Income before income taxes	703.3	884.0	530.0
Income taxes (recovery)	166.6	141.2	143.3
Net income	540.5	761.0	387.7
Other comprehensive (loss) gain	(20.7)	69.4	9.2
Comprehensive income	519.8	830.4	396.9
Parent Company
Revenues:
Distributions in excess of the investments in subsidiaries	503.3
Dividends	113.0	295.0	282.0
Management fees	59.2	58.8	59.9
Interest on loans to the parent corporation	14.8
Other	64.5	49.5	52.4
Revenues	754.8	403.3	394.3
General and administrative expenses	126.8	123.6	121.7
Depreciation and amortization	3.8	4.3	3.3
Financial expenses	106.1	130.3	138.9
Loss (gain) on valuation and translation of financial instruments	0.2	(0.7)
Loss on debt refinancing		10.4
Impairment and disposal of investments in subsidiaries			73.3
Loss on notes receivable from subsidiaries			14.8
Other	2.4	(10.9)	2.0
Income before income taxes	515.5	146.3	40.3
Income taxes (recovery)	(5.3)	0.6	1.7
Net income	520.8	145.7	38.6
Other comprehensive (loss) gain	(3.9)	22.8	(3.3)
Comprehensive income	$ 516.9	$ 168.5	$ 35.3